CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Net Sales	$ 51,610	¥ 336,755	¥ 335,620	¥ 333,522
Cost of sales	30,660	200,056	252,010	278,834
Gross profit	20,950	136,699	83,610	54,688
Operating expenses:
Selling expenses	2,679	17,483	13,721	13,363
Administrative expenses	9,175	59,865	46,794	52,593
Loss on assets held for sale	5,816	37,951	0	0
Total operating expenses	17,670	115,299	60,515	65,956
Operating income (loss)	3,280	21,400	23,095	(11,268)
Other income (expense):
- Interest income	329	2,145	1,106	1,225
- Interest expense	(1,301)	(8,490)	(8,892)	(9,766)
- Others income (expense), net	(239)	(1,560)	(1,621)	1,255
Total other income (expense)	(1,211)	(7,905)	(9,407)	(7,286)
Income (loss) before provision for income taxes	2,069	13,495	13,688	(18,554)
Income tax (expense) benefit	937	6,115	(2,325)	(3,618)
Net income (loss)	3,006	19,610	11,363	(22,172)
Net income (loss) attributable to noncontrolling interests	0	0	0	0
Net income (loss) attributable to the Company	3,006	19,610	11,363	(22,172)
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest	0	0	0	0
- Foreign currency translation adjustments attributable to the Company	0	0	0	(2,026)
Comprehensive income (loss) attributable to non-controlling interest	0	0	0	0
Comprehensive income (loss) attribute to the Company	$ 3,006	¥ 19,610	¥ 11,363	¥ (24,198)
Net earnings (loss) per share, Basic and diluted | (per share)	$ 0.92	¥ 6.00	¥ 3.48	¥ (6.79)
Weighted average number ordinary shares, Basic and diluted	3,265,837	3,265,837	3,265,837	3,265,837